SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Commitments and Contingencies (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES [Abstract]
Loss contingencies	$ 0	$ 0